October 22, 2007
Via Federal Express
Office of Emerging Growth Companies
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Susann Reilly, Attorney
MAIL STOP 3561

Re:	Seguso Holdings, Inc. Form SB-2 Amendment 4, filed October 4, 2007 File No. 333-122697
Dear Susan Reilly:
     On behalf of Seguso Holdings, Inc. (the “Company”), we are hereby responding to the October 17, 2007 Comments of the Staff of the Securities and Exchange Commission (the “Commission”) with respect to the filing by the Company of its Registration Statement on Amendment No. 4 to Form SB-2 (the “Registration Statement”), File No. 333-122697, first filed by the Company with the Commission on February 10, 2005. The Company’s responses are set forth below.
     We have included two hard copies of Amendment No. 5 to the Registration Statement, one clean version and one markup version showing the changes made from Amendment No. 4 to the Registration Statement, as filed with the Commission electronically today. Capitalized terms not otherwise defined in this letter are used here as defined in the Registration Statement.
Other Regulatory
1.	In your May 15, 2007 response to prior comment 2 of our letter dated March 12, 2007, you indicated that you would file the letter required by Item 304(a)(3) of Regulation S-B

Seguso Holdings, Inc.
October 22, 2007

as Exhibit 16.1 with your amended SB-2. It does not appear that you have filed this exhibit. Please amend to provide this exhibit.

This letter was filed as Exhibit 16.1 to Amendment No. 5 to the Form SB-2.

2.	Provide a current consent of your independent accountant in any amendment to the registration statement..

Exhibit 23.2 (Consent of Independent Accountant) to Amendment No. 5 to Form SB-2 is current as of the date of this filing.
Very truly yours,
PHILLIPS NIZER LLP
/s/ Elliot H. Lutzker
Elliot H. Lutzker